Property, Plant and Equipment - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 363	$ 363	$ 363